Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment, Net (Textual)
Depreciation expense	$ 1,340,961	$ 1,342,258	$ 1,145,348